Summary of Significant Accounting Policies (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Segment	Dec. 31, 2011 Segment	Dec. 31, 2010 Segment
Organization [Abstract]
Common shares outstanding (in hundredths)	73.50%
Nature of Operations [Abstract]
Number of operating segments	2	2	1
Cash and Cash Equivalents [Abstract]
federal funds and debt instruments maturity period	3 months
Loans Held for Sale [Abstract]
Mortgage loans selling period	45 days
Carrying value of loans held for sale	$ 6.0	$ 3.2
Percentage of costs expensed on appropriate noninterest expense (in hundredths)	73.00%
Income Taxes [Abstract]
Realized income tax benefit (in hundredths)	50.00%
Office properties [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	10 years
Office properties [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	30 years
Equipment [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	3 years
Equipment [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	10 years
Software [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of office properties and equipment	3 years